Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Lease, Cost [Abstract]
Operating lease expense	$ 565	$ 766
Short-term lease expense	105	102
Total lease cost	$ 670	$ 868